Other Real Estate Owned Net - Components of Expenses Applicable to Foreclosed Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Real Estate Acquired Through Foreclosure Or Similar Procedures [Line Items]
Net loss on sales of real estate	$ 107	$ 92
Provision for losses	288	235
Operating expenses, net of income	68	131
Total expenses	$ 463	$ 458